UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

Annual report Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund August 31, 2013 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summaries	5
Disclosure of Fund expenses	14
Security type/sector allocations	17
Schedules of investments	20
Statements of assets and liabilities	50
Statements of operations	52
Statements of changes in net assets	54
Financial highlights	60
Notes to financial statements	76
Report of independent registered
public accounting firm	89
Other Fund information	90
Board of trustees/directors and
officers addendum	96
About the organization	104

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds	September 10, 2013

Performance preview (for the year ended August 31, 2013)
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	-4.24%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper Minnesota Municipal Debt Funds Average	1-year return	-4.45%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 5.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	-3.09%
Barclays 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	-2.30%
Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	-3.38%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 8.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified city or state basis.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	-4.06%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper Minnesota Municipal Debt Funds Average	1-year return	-4.45%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 11.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds

Economic backdrop

U.S. economic growth continued its uneven, but slow upward trend throughout the Funds’ fiscal year ended Aug. 31, 2013. It was a similar story with the employment picture, as the jobless rate continued to tick downward, yet remained high at 7.3% in August 2013. Weaker-than-desired jobs data and a benign inflation outlook led to the U.S. Federal Reserve keeping its target short-term interest rate close to zero, where it been hovering for close to five years.

The Fed also continued to buy $85 billion worth of bonds a month, with the aim of lowering long-term interest rates and stimulating the economy.

Despite discussion among Fed officials about “tapering” the bond purchases this year, this program remained in place throughout the fiscal period.

Municipal bond market conditions

The municipal bond market posted reasonably even performance for the majority of the Funds’ fiscal year. However, bond prices began to decline between June and August, in conjunction with investors’ concerns as interest rates rose over the summer. Despite its earlier gains, the municipal bond market (as measured by the Barclays Municipal Bond Index) lost approximately 3.7% for the Funds’ full fiscal year.

The rise in interest rates was one of two main factors affecting the performance of the municipal bond market during the Funds’ fiscal year. The second involved two well-publicized credit events. In July, the city of Detroit filed for Chapter 9 bankruptcy protection, while in December, credit rating agency Moody’s Investors Service (Moody’s) downgraded the general obligation bonds of Puerto Rico from Baa1 to Baa3, the lowest tier of the investment grade bond universe.

The impact of this latter event on the municipal bond market was especially significant, as Puerto Rico securities are widely held by U.S. municipal bond portfolio managers (Puerto Rico bonds, like those of all U.S. territories, are generally fully income tax exempt for investors in all 50 states). Investors feared an additional downgrade would precipitate substantial selling on the part of the many fund managers who face limitation on the amount of noninvestment grade debt that can be held in their portfolios. Consequently, Puerto Rico securities underperformed dramatically.

For the full fiscal year, securities with longer maturities and lower credit ratings significantly lagged their shorter-dated, higher-rated counterparts — the reverse of conditions seen in recent years — as investors proved less willing to take on either credit risk or interest rate risk.

In our view, the fundamental backdrop for municipal securities remained positive during the year, despite the overall price declines of the asset class. Although declining demand for municipal securities put downward pressure on prices, weaker-than-anticipated supply of new municipal debt counterbalanced some of these challenging performance factors. Amid this nationwide drop in tax-exempt bond issuance, Minnesota saw an even bigger-than-average decline.

Sticking to our strategy

Amid volatile market conditions, we kept our management strategy consistent. Our approach is known as a “bottom-up” way of investing, which means we consider securities one at a time, each on its individual merits. We conduct exhaustive research and choose the combination of bonds we believe offer a favorable risk-reward trade-off for the Funds’ shareholders.

Based on our confidence in our credit research, we maintained an emphasis on bonds with credit ratings of A and BBB, representing the mid-to-lower tier of the investment grade bond universe. We believe this segment of the marketplace may have the potential to provide better long-term value for diligent investors who are able to conduct the necessary research.

We also paid close attention to shifts in the market landscape, making subtle adjustments to the composition of the Funds’ portfolios that resulted in a somewhat more conservative position over time.

For example, roughly midway through the Funds’ fiscal year we believed it was prudent to protect the portfolios from a potential rise in long-term interest rates. This entailed modestly reducing the Funds’ exposure to longer-maturity securities. These shifts represented only subtle changes to the Funds’ portfolios.

Within the Funds

Some of the most notable detractors from the Funds’ performance were issued by Puerto Rico. Because Puerto Rico bonds generally provide investors with the same income-tax benefits as in-state municipal debt, these securities are often employed by state-specific portfolio managers to add diversification or to keep a fund 100% invested.

Within Delaware Tax-Free Minnesota Fund, for example, the poorest returns came from two Puerto Rico sales-tax revenue bond issues, rated A+/A3 by Standard & Poor’s (S&P) and Moody’s, respectively. These bonds, maturing in 2042 and 2037, declined by 20% and 18%, respectively, during the fiscal year. Delaware Minnesota High-Yield Municipal Bond Fund, meanwhile, owned similar Puerto Rico sales-tax bond securities, though with a slightly higher credit rating of AA-/Aa3 and a 2046 maturity, and these bonds declined 20% during the period. The Fund’s weakest performers also included Puerto Rico Electric Power Authority (PREPA) bond issues, rated BBB+/Baa1 and maturing in 2040, as these lower-investment-grade credits shed about 28% during the period.

Not all of the Funds’ weaker holdings were from Puerto Rico, however. For example, utility bonds issued by the Western Minnesota Municipal Power Agency, rated Ba2 by Moody’s, fell about 10% and represented Delaware Tax-Free Minnesota Intermediate Fund’s biggest decliner of the period. Also underperforming were Laurentian Energy Authority bonds issued to finance the conversion of existing coal plants into sources of biomass and other alternative energy.

On the positive side of the ledger, all three of the Funds’ portfolios were beneficiaries of strong performance from various nonrated Minneapolis multifamily housing bonds, all of which gained approximately 7% during the fiscal year. Meanwhile, other noteworthy

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds

performers for Delaware Tax-Free Minnesota Intermediate Fund were nonrated Minneapolis Community Development Agency revenue bonds, with a 2021 maturity and an attractive coupon of 6.75%. These securities gained 6% during the Fund’s fiscal year.

Minnesota economic backdrop

Minnesota has a fundamentally sound economy and is not dependent on any one sector. Employment is diverse, with a mix of manufacturing, services, and trade — similar to the U.S. overall. Other relevant notes:

  In July 2013, nonfarm employment of 2.8 million was up 2% from a year earlier.

  The state’s unemployment rate of 5.2% in July 2013 was well below national levels of 7.4%.

  Personal income per capita is consistently above the national average; for the past five years the state’s per-capita personal income has been between 105% and 108% of the national average.

  Minnesota had previously depleted its budget reserve during 2009–2011 as a result of weak revenue performance, but has built it back up to statutory maximum levels after strong performance in 2012 and 2013. The most recent update in July 2013 showed forecast improvement of $463 million for the end of fiscal 2013 (which is also the close of the 2012-2013 biennium). The $38 billion budget for the 2014-2015 biennium closed a $627 million shortfall. The budget increases the income tax on high-income earners to 9.85%, eliminates some corporate tax subsidies, and raises tobacco tax by $1.60. The budget reduces property tax pressures through refunds and funding for aid to local governments. (Data: bls.gov; Minnesota Management & Budget; Moody’s Investors Service.)

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years
Class A (Est. Feb. 27, 1984)
Excluding sales charge	-4.24%	+4.15%	+4.26%
Including sales charge	-8.52%	+3.20%	+3.78%
Class B (Est. March 11, 1995)
Excluding sales charge	-4.66%	+3.44%	+3.62%
Including sales charge	-8.34%	+3.18%	+3.62%
Class C (Est. May 4, 1994)
Excluding sales charge	-4.93%	+3.37%	+3.49%
Including sales charge	-5.85%	+3.37%	+3.49%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from April 1, 2013, through March 31, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Performance summaries
Delaware Tax-Free Minnesota Fund

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.65% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.92%	1.67%	1.67%
(without fee waivers)
Net expenses	0.90%	1.65%	1.65%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,496
Delaware Tax-Free Minnesota Fund — Class A Shares	$9,550	$14,482

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 7.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class B	DMOBX	928928696
Class C	DMOCX	928918408

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years
Class A (Est. Oct. 27, 1985)
Excluding sales charge	-3.09%	+3.61%	+3.90%
Including sales charge	-5.79%	+3.04%	+3.62%
Class C (Est. May 4, 1994)
Excluding sales charge	-3.99%	+2.73%	+3.03%
Including sales charge	-4.93%	+2.73%	+3.03%
Barclays 3–15 Year Blend Municipal Bond Index	-2.30%	+4.58%	+4.44%

On May 22, 2013, the Board of Trustees of Voyageur Intermediate Tax Free Funds (the “Trust”) approved the elimination of Class B shares for the Fund. The Fund’s Class B shares are no longer available for exchange.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 9. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. This fee has been contractually limited to 0.15% of average daily net assets from Dec. 28, 2012, through Dec. 27, 2013.

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C
Total annual operating expenses	0.94%	1.69%
(without fee waivers)
Net expenses	0.84%	1.69%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$15,437
Delaware Tax-Free Minnesota Intermediate Fund — Class A Shares	$9,725	$14,253

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 9. Please note additional details on pages 8 through 10.

The chart also assumes $10,000 invested in the Barclays 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2003. The Barclays 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class C	DVSCX	928930205

Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years
Class A (Est. June 4, 1996)
Excluding sales charge	-4.06%	+4.64%	+4.66%
Including sales charge	-8.36%	+3.68%	+4.17%
Class B (Est. June 12, 1996)
Excluding sales charge	-4.68%	+3.88%	+4.01%
Including sales charge	-8.38%	+3.62%	+4.01%
Class C (Est. June 7, 1996)
Excluding sales charge	-4.77%	+3.85%	+3.87%
Including sales charge	-5.69%	+3.85%	+3.87%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 12. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.64% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.97%	1.72%	1.72%
(without fee waivers)
Net expenses	0.89%	1.64%	1.64%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,496
Delaware Minnesota High-Yield Municipal Bond Fund — Class A Shares	$9,550	$15,042

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 12. Please note additional details on pages 11 through 13.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class B	DVMYX	928928290
Class C	DVMMX	928928282

Disclosure of Fund expenses
For the six-month period from March 1, 2013 to August 31, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2013 to Aug. 31, 2013.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/13	8/31/13	Expense Ratio	3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$939.20	0.90%	$4.40
Class B	1,000.00	938.60	1.13%	5.52
Class C	1,000.00	935.90	1.65%	8.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class B	1,000.00	1,019.51	1.13%	5.75
Class C	1,000.00	1,016.89	1.65%	8.39

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/13	8/31/13	Expense Ratio	3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$953.50	0.84%	$4.14
Class C	1,000.00	948.70	1.69%	8.30
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class C	1,000.00	1,016.69	1.69%	8.59

Disclosure of Fund expenses

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/13	8/31/13	Expense Ratio	3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$938.90	0.89%	$4.35
Class B	1,000.00	936.30	1.64%	8.00
Class C	1,000.00	935.50	1.64%	8.00
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.72	0.89%	$4.53
Class B	1,000.00	1,016.94	1.64%	8.34
Class C	1,000.00	1,016.94	1.64%	8.34

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocations
Delaware Tax-Free Minnesota Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds*	98.67%
Corporate-Backed Revenue Bonds	3.48%
Education Revenue Bonds	8.89%
Electric Revenue Bonds	4.50%
Healthcare Revenue Bonds	37.21%
Housing Revenue Bonds	5.85%
Lease Revenue Bonds	3.74%
Local General Obligation Bonds	10.45%
Pre-Refunded/Escrowed to Maturity Bonds	11.49%
Special Tax Revenue Bonds	3.49%
State General Obligation Bonds	3.37%
Transportation Revenue Bonds	3.41%
Water & Sewer Revenue Bonds	2.79%
Total Value of Securities	98.67%
Receivables and Other Assets Net of Liabilities	1.33%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Puerto Rico	1.06%

Security type/sector allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds*	98.58%
Corporate-Backed Revenue Bonds	3.51%
Education Revenue Bonds	14.43%
Electric Revenue Bonds	7.37%
Healthcare Revenue Bonds	33.09%
Housing Revenue Bonds	1.54%
Lease Revenue Bonds	3.36%
Local General Obligation Bonds	16.37%
Pre-Refunded/Escrowed to Maturity Bonds	4.07%
Special Tax Revenue Bonds	4.20%
State General Obligation Bonds	4.32%
Transportation Revenue Bonds	4.94%
Water & Sewer Revenue Bond	1.38%
Short-Term Investments	0.73%
Total Value of Securities	99.31%
Receivables and Other Assets Net of Liabilities	0.69%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund, held bonds issued by or on behalf of territories of the United State as follows:

Territory	(as a % of fixed income investments)
Puerto Rico	0.20%

Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds*	98.64%
Corporate-Backed Revenue Bonds	3.92%
Education Revenue Bonds	11.43%
Electric Revenue Bonds	5.58%
Healthcare Revenue Bonds	39.72%
Housing Revenue Bonds	9.02%
Lease Revenue Bonds	3.51%
Local General Obligation Bonds	8.91%
Pre-Refunded Bonds	1.74%
Special Tax Revenue Bonds	7.73%
State General Obligation Bonds	1.91%
Transportation Revenue Bonds	3.59%
Water & Sewer Revenue Bond	1.58%
Short-Term Investments	0.26%
Total Value of Securities	98.90%
Receivables and Other Assets Net of Liabilities	1.10%
Total Net Assets	100.00%

*As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Puerto Rico	2.53%
U.S. Virgin Islands	0.66%

Schedules of investments
Delaware Tax-Free Minnesota Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 98.67%
Corporate-Backed Revenue Bonds – 3.48%
Cloquet Pollution Control Revenue (Potlatch Project)
5.90% 10/1/26	$7,000,000	$6,941,130
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,244,400
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	7,895,000	6,161,495
		20,347,025
Education Revenue Bonds – 8.89%
Duluth Housing & Redevelopment Authority Revenue
(Public Schools Academy) Series A 5.875% 11/1/40	3,500,000	3,337,880
Minnesota Colleges & Universities Revenue Fund
Series A
5.00% 10/1/20	1,060,000	1,219,011
5.00% 10/1/21	1,340,000	1,539,941
5.00% 10/1/28	8,900,000	9,405,876
5.00% 10/1/29 (NATL-RE)	5,665,000	5,851,548
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,261,950
Series 6-J1 5.00% 5/1/36	2,225,000	2,001,899
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,454,375
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,054,670
Series 7-D
5.00% 3/1/30	1,500,000	1,566,645
5.00% 3/1/40	3,000,000	3,078,270
(St. Catherine University) Series 7-Q
5.00% 10/1/21	1,300,000	1,415,713
5.00% 10/1/23	350,000	375,673
5.00% 10/1/24	475,000	500,683
5.00% 10/1/27	200,000	201,080
(St. Olaf College) Series 7-F 4.50% 10/1/30	2,000,000	2,003,100
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,853,082

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities
Authority Revenue (continued)
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	$5,000,000	$5,053,900
Series 7-A 5.00% 10/1/39	2,000,000	2,027,140
Series 7-U
4.00% 4/1/27	500,000	481,430
5.00% 4/1/23	550,000	618,602
University of Minnesota
Series A 4.00% 2/1/37	3,860,000	3,598,138
Series D 5.00% 12/1/27	1,000,000	1,089,570
		51,990,176
Electric Revenue Bonds – 4.50%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/42	1,500,000	1,488,660
Chaska Electric Revenue (Generating Facilities)
Series A 5.00% 10/1/30	3,000,000	3,067,260
Hutchinson Utilities Commission Revenue Series A
4.00% 12/1/21	700,000	735,455
5.00% 12/1/19	520,000	592,561
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,001,350
Series A
5.00% 10/1/34	4,750,000	4,813,079
5.125% 10/1/29	3,000,000	3,097,230
Rochester Electric Utility Revenue Series B
5.00% 12/1/27	295,000	318,863
5.00% 12/1/28	275,000	294,104
5.00% 12/1/31	1,365,000	1,423,886
5.00% 12/1/33	300,000	310,944
Southern Minnesota Municipal Power Agency
Power Supply Revenue Series A
^Capital Appreciation 6.70% 1/1/25 (NATL-RE)	5,000,000	3,128,250
Western Minnesota Municipal Power Agency
Series A 5.00% 1/1/27	3,750,000	4,036,538
		26,308,180

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 37.21%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.60% 2/1/32	$2,100,000	$2,065,329
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,507,335
6.20% 7/1/45	2,000,000	2,008,060
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A
7.00% 11/1/40	1,000,000	960,070
7.00% 11/1/46	1,220,000	1,158,366
Anoka Housing Facilities Revenue (Senior Homestead
Anoka Project) Series B 6.875% 11/1/34	2,015,000	1,970,831
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,586,222
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,503,000
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project) Series A
5.00% 4/1/38	730,000	604,206
5.00% 4/1/40	705,000	574,251
5.00% 4/1/48	500,000	395,760
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	850,000	817,828
6.00% 6/15/39	3,570,000	3,451,583
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,165,988
5.40% 8/1/40	1,000,000	947,080
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	481,665
4.00% 4/1/25	660,000	627,000
4.00% 4/1/31	450,000	387,072
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	2,950,000	2,809,698

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A
6.375% 11/15/23	$180,000	$208,678
6.625% 11/15/28	3,000,000	3,468,900
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,305,346
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,464,350
5.00% 11/15/34 (AMBAC)	4,750,000	4,578,193
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	966,893
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25	6,430,000	6,275,551
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A
5.00% 8/15/30	2,750,000	2,771,093
5.25% 8/15/35	2,085,000	2,143,005
(Health Partners Obligation Group Project)
5.875% 12/1/29	1,000,000	1,009,780
Minnesota Agricultural & Economic Development
Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,818,253
(Essentia Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	5,748,358
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,460,300
5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,545,677
Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,124
6.375% 11/15/29	15,000	15,048
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	3,785,000	3,804,758
Red Wing Senior Housing (Deer Crest Project) Series A
5.00% 11/1/27	430,000	403,362
5.00% 11/1/32	330,000	288,258
5.00% 11/1/42	1,250,000	1,007,450
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,461,112

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	$10,840,000	$9,416,165
•Series A 4.00% 11/15/30	2,000,000	2,198,460
•Series C 4.50% 11/15/38	1,000,000	1,091,840
Series D Remarketing 5.00% 11/15/38	6,405,000	6,477,248
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	321,161
5.00% 7/1/33	650,000	653,218
5.875% 7/1/30	1,850,000	1,955,765
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A
5.25% 9/1/27	1,280,000	1,187,635
5.30% 9/1/37	1,200,000	1,031,100
6.375% 9/1/42	2,435,000	2,466,192
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,148,135
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	2,004,280
5.25% 9/1/34	7,000,000	6,712,159
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,410,810
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,040,750
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,187,860
Series A
5.00% 5/1/25	1,035,000	1,038,685
5.125% 5/1/30	9,350,000	9,682,859
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	16,975,000	17,477,120
Series C
5.50% 7/1/23	3,000,000	3,174,300
5.625% 7/1/26	1,925,000	2,012,530
5.75% 7/1/30	5,035,000	5,220,187

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	$5,720,000	$6,402,110
Series A-1 5.25% 11/15/29	5,605,000	5,755,550
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	7,925,911
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/30	4,000,000	4,063,480
6.00% 11/15/35	10,340,000	10,465,423
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	3,075,000	3,070,634
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	2,421,906
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marion Center Project) Series A
5.30% 11/1/30	500,000	474,460
5.375% 5/1/43	500,000	451,940
Stillwater Health Care Revenue
(Health System Obligation Group) 5.00% 6/1/35	1,000,000	946,030
Washington County Housing & Redevelopment Authority
Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	1,342,935
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community) Series A
5.50% 11/1/32	1,050,000	1,031,615
5.75% 11/1/39	2,365,000	2,342,674
6.00% 5/1/47	3,685,000	3,690,601
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	819,315
4.65% 7/1/26	540,000	516,056
		217,574,932

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 5.85%
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Series A 7.25% 11/1/29	$710,000	$710,376
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	8,031,441
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	1,220,000	1,220,976
Minnesota Housing Finance Agency
(Residential Housing)
•Series D 4.80% 7/1/38 (AMT)	2,140,000	2,029,811
Series I 4.85% 7/1/38 (AMT)	1,605,000	1,555,325
Series I 5.15% 7/1/38 (AMT)	4,565,000	4,539,345
Series L 5.10% 7/1/38 (AMT)	8,650,000	9,079,041
Series M 4.875% 7/1/37 (AMT)	4,315,000	4,158,581
Minnesota Housing Finance Agency Homeownership
Finance (Non-Agency Mortgage-Backed
Securities Program) Series D
4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,255,000	2,328,896
Willmar Housing & Redevelopment Authority Multifamily
Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD)	525,000	525,383
		34,179,175
Lease Revenue Bonds – 3.74%
Minnesota General Fund Revenue Appropriations Series B
4.00% 3/1/26	7,245,000	7,339,910
5.00% 3/1/27	840,000	907,376
5.00% 3/1/28	2,500,000	2,673,125
5.00% 3/1/29	6,475,000	6,865,961
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research
Facilities Funding Program) Series A 5.00% 8/1/35	3,960,000	4,057,297
		21,843,669
Local General Obligation Bonds – 10.45%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	555,955
Brainerd Independent School District #181
(School Building) Series A
4.00% 2/1/22	2,255,000	2,350,680
4.00% 2/1/23	5,990,000	6,172,815

		Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
	Farmington Independent School District #192
	(School Building) Series B 5.00% 2/1/27 (AGM)	$10,705,000	$11,140,264
^	Mahtomedi Independent School District #832 Capital
	Appreciation Series B 5.85% 2/1/14 (NATL-RE)	1,540,000	1,538,013
	Metropolitan Council Waste Water Treatment
	Series B 5.00% 12/1/21	1,200,000	1,264,524
	Series C 5.00% 3/1/28	5,000,000	5,480,350
	New Brighton Tax Increment Series A
	5.00% 2/1/27 (NATL-RE)	1,000,000	1,074,960
	Olmsted County Series A 4.00% 2/1/24	1,500,000	1,583,655
	Prior Lake-Savage Independent School District #719
	(School Building) Series B 5.00% 2/1/19 (AGM)	3,145,000	3,335,430
^	Sartell - St. Stephen Independent School District #748
	Capital Appreciation Series B
	6.05% 2/1/15 (NATL-RE)	1,075,000	1,060,004
	6.10% 2/1/16 (NATL-RE)	1,750,000	1,696,678
	Shakopee Independent School District #720
	(School Building)
	4.00% 2/1/26	1,600,000	1,623,296
	5.00% 2/1/21	1,000,000	1,152,570
	South Washington County Independent School
	District #833 (School Building) Series A
	4.75% 2/1/25	2,500,000	2,632,725
	4.75% 2/1/26	3,600,000	3,688,956
	4.75% 2/1/27	2,300,000	2,357,845
	St. Paul Independent School District #625
	(School Building) Series B
	5.00% 2/1/20	1,140,000	1,323,722
	5.00% 2/1/23	1,660,000	1,911,722
	5.00% 2/1/26	2,355,000	2,597,683
	Staples United Hospital District Health Care Facilities
	(Todd Morrison ETC Hospital -Lakewood)
	5.00% 12/1/21	2,000,000	2,046,940
	5.125% 12/1/24	1,000,000	1,016,470
	Willmar City (Rice Memorial Hospital Project) Series A
	5.00% 2/1/25	2,210,000	2,402,800
	5.00% 2/1/27	1,000,000	1,062,850
			61,070,907

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds – 11.49%
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	$405,000	$482,225
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	11,876,310
(Bloomington Mortgage) Series B
8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	19,040,148
Southern Minnesota Municipal Power Agency
Power Supply Revenue Series A
5.75% 1/1/18-13	3,420,000	3,614,564
5.75% 1/1/18-13 (AMBAC) (TCRS)	590,000	623,565
5.75% 1/1/18-13 (NATL-RE) (IBC)	910,000	961,770
St. Louis Park Health Care Facilities Revenue (Park
Nicollet Health Services) Series B 5.25% 7/1/30-14	7,000,000	7,296,030
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project) Series 3-12
5.125% 12/1/27-13	3,000,000	3,037,650
(Robert Street Office Building Project) Series 3-11
4.75% 12/1/23-13	2,000,000	2,023,220
5.00% 12/1/27-13	2,500,000	2,530,600
University of Minnesota Series A 5.50% 7/1/21	12,500,000	14,881,625
Western Minnesota Municipal Power Agency Supply
Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	836,278
		67,203,985
Special Tax Revenue Bonds – 3.49%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,387,553
5.00% 12/15/20	1,000,000	1,135,730
5.00% 12/15/24	1,150,000	1,294,360
Minneapolis Development Revenue (Limited Tax
Supported Common Bond Fund) Series 2-A
6.00% 12/1/40	3,000,000	3,185,970
Minneapolis Tax Increment Revenue
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	914,220
Minnesota 911 Revenue (Public Safety Radio
Commission System Project)
5.00% 6/1/24	2,925,000	3,203,109
5.00% 6/1/25	2,000,000	2,168,740

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue First
Subordinate Series A
5.50% 8/1/42	$2,500,000	$2,037,375
5.75% 8/1/37	4,760,000	4,093,266
		20,420,323
State General Obligation Bonds – 3.37%
Minnesota
Series A
5.00% 10/1/24	4,625,000	5,207,195
5.00% 10/1/27	5,280,000	5,784,768
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,392,500
(Various Purposes) Series A 4.00% 8/1/27	3,250,000	3,288,480
		19,672,943
Transportation Revenue Bonds – 3.41%
Minneapolis-St. Paul Metropolitan Airports
Commission Revenue
5.00% 1/1/21	2,600,000	2,954,692
Senior Series A 5.00% 1/1/28	1,250,000	1,305,763
Subordinate Series B
5.00% 1/1/26	575,000	616,653
5.00% 1/1/27	1,160,000	1,225,470
5.00% 1/1/28	2,750,000	2,881,533
5.00% 1/1/29	120,000	124,717
5.00% 1/1/30	1,675,000	1,730,225
5.00% 1/1/31	1,250,000	1,285,088
St. Paul Housing & Redevelopment Authority
Parking Revenue
(Parking Facilities Project) Series A
5.00% 8/1/30	1,870,000	1,922,865
5.00% 8/1/35	1,145,000	1,147,782
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,506,030
St. Paul Port Authority Revenue (Amherst H Wilder
Foundation) Series 3 5.00% 12/1/36	3,200,000	3,228,831
		19,929,649

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 2.79%
Metropolitan Council Waste Water Treatment Revenue
Series B
4.00% 9/1/27	$2,400,000	$2,408,400
5.00% 9/1/22	2,125,000	2,484,890
5.00% 9/1/25	3,245,000	3,643,843
Series E
5.00%9/1/22	2,745,000	3,224,194
5.00% 9/1/23	2,000,000	2,303,860
5.00% 9/1/24	2,000,000	2,274,600
		16,339,787
Total Municipal Bonds (cost $575,873,259)		576,880,751

Total Value of Securities – 98.67%
(cost $575,873,259)		576,880,751
Receivables and Other Assets
Net of Liabilities – 1.33%		7,780,149
Net Assets – 100.00%		$584,660,900

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 “Notes to financial statements.”

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation Collateral
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
NATL-RE — Insured by National Public Finance Guarantee Corporation
TCRS — Temporary Custodial Receipts
VA — Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 98.58%
Corporate-Backed Revenue Bonds – 3.51%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	$1,695,000	$1,680,744
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	679,163
Minneapolis Community Planning & Economic
Development Agency (Limited Tax Common Bond Fund)
Series 4 6.20% 6/1/17 (AMT)	385,000	388,319
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	1,185,000	924,810
		3,673,036
Education Revenue Bonds – 14.43%
Minnesota Colleges & Universities Revenue Fund
Series A
4.00% 10/1/18	1,000,000	1,102,740
5.00% 10/1/28	1,000,000	1,056,840
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,076,100
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	249,715
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	755,018
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	462,077
(St. John’s University) Series 6-U
4.40% 10/1/21	325,000	344,065
4.50% 10/1/23	265,000	275,799
(St. Scholastica College)
Series 7-R 4.00% 12/1/32	350,000	276,451
Series H 5.125% 12/1/30	1,000,000	1,002,300
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,669,643
Series 6-X 5.00% 4/1/24	1,000,000	1,088,020
Series 7-U 4.00% 4/1/26	1,400,000	1,370,152
University of Minnesota
Series A 4.00% 2/1/37	500,000	466,080
Series A 5.00% 12/1/23	1,000,000	1,131,670
Series D 5.00% 12/1/26	1,000,000	1,100,950
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt)
5.00% 8/1/18	1,500,000	1,671,194
		15,098,814

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 7.37%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) Series E
5.00% 1/1/21	$1,095,000	$1,216,874
5.00% 1/1/23	1,000,000	1,096,230
5.00% 1/1/24	500,000	540,275
Chaska Electric Revenue (Generating Facilities)
Series A 5.25% 10/1/25	1,000,000	1,081,020
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21	1,000,000	1,084,480
Northern Municipal Power Agency Electric System
Revenue Series A
5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,061,160
5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,122,140
Western Minnesota Municipal Power Agency
Series A 4.00% 1/1/29	540,000	516,067
		7,718,246
Healthcare Revenue Bonds – 33.09%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	750,000	733,560
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project) Series A
5.00% 4/1/38	135,000	111,737
5.00% 4/1/40	125,000	101,818
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	500,000	481,075
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	495,870
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	251,095
4.00% 4/1/27	400,000	363,096
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	1,734,450
Series B 6.50% 11/15/38 (ASSURED GTY)	1,000,000	1,145,040

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis National Marrow Donor Program Revenue
5.00% 8/1/17	$1,205,000	$1,308,992
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,072,900
(Health Partners Obligation Group Project)
6.00% 12/1/17	850,000	861,467
Minnesota Agricultural & Economic Development
Board Revenue (Essentia Remarketing)
Series A 4.75% 2/15/15	1,000,000	1,009,740
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,707,849
Moorhead Economic Development Authority Multifamily
Housing Revenue (Eventide Lutheran Home Project)
4.70% 6/1/18	475,000	466,996
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	983,602
Rochester Health Care Facilities Revenue
•(Mayo Clinic)
Series A 4.00% 11/15/30	500,000	549,615
Series C 4.50% 11/15/38	3,235,000	3,532,101
(Olmsted Medical Center)
5.00% 7/1/19	415,000	468,962
5.125% 7/1/20	1,000,000	1,076,580
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A
5.00% 9/1/21	1,050,000	1,021,010
6.125% 9/1/30	845,000	851,388
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	489,020
St. Cloud Health Care Revenue
(Centracare Health System Project) Series A
5.00% 5/1/16	500,000	552,010
5.125% 5/1/30	2,500,000	2,589,000
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	1,025,220
Series C 5.625% 7/1/26	2,500,000	2,613,675

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	$2,000,000	$2,075,380
(Gillette Children’s Specialty Project)
5.00% 2/1/20	500,000	505,490
5.00% 2/1/27	1,000,000	1,006,720
St. Paul Housing & Redevelopment Authority
Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.25% 8/1/30	1,000,000	1,015,870
(Senior Homes-Episcopal Himes Project)
5.00% 5/1/33	500,000	423,250
Wayzata Senior Housing Revenue (Folkestone Senior
Living Community) Series B 4.875% 5/1/19	1,000,000	1,004,570
		34,629,148
Housing Revenue Bonds – 1.54%
Minneapolis Multifamily Housing Revenue
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	1,275,000	1,276,020
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	330,000	330,343
		1,606,363
Lease Revenue Bonds – 3.36%
Minnesota General Fund Revenue Appropriations
Series B 5.00% 3/1/29	1,500,000	1,590,570
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,045,160
Virginia Housing & Redevelopment Authority Health
Care Facility Lease Revenue 5.25% 10/1/25	880,000	883,749
		3,519,479
Local General Obligation Bonds – 16.37%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	546,940
Anoka-Hennepin Independent School District #11
(School Building) Series A 5.00% 2/1/17	1,000,000	1,129,940
Brainerd Independent School District #181
(School Building) Series A 4.00% 2/1/22	2,500,000	2,606,074
Duluth Independent School District #709
Series A 4.25% 2/1/20 (AGM)	1,710,000	1,842,901

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County Series B 4.00% 12/1/20	$500,000	$554,200
Mankato Independent School District #77
(School Building) 4.125% 2/1/22	1,000,000	1,054,230
Metropolitan Council Waste Water Treatment Series C
5.00% 3/1/16	560,000	620,878
5.00% 3/1/28	1,000,000	1,096,070
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,536,960
Robbinsdale Independent School District #281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,178,875
South Washington County Independent School
District #833 (School Building) Series A 4.00% 2/1/22	750,000	778,860
St. Paul Independent School District #625
(School Building) Series A 4.00% 2/1/15	1,020,000	1,071,143
White Bear Lake Independent School District #624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,088,050
Willmar City (Rice Memorial Hospital Project) Series A
5.00% 2/1/23	500,000	556,615
5.00% 2/1/27	440,000	467,654
		17,129,390
§Pre-Refunded/Escrowed to Maturity Bonds – 4.07%
Minnesota Public Facilities Authority Water Pollution
Control Revenue Series C 5.00% 3/1/18-15	1,000,000	1,068,670
Puerto Rico Sales Tax Financing Revenue
First Subordinate Series A 6.125% 8/1/29-14	5,000	5,125
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Series B 5.50% 7/1/25-14	1,500,000	1,566,570
University of Minnesota Series A
5.75% 7/1/16	1,000,000	1,139,580
5.75% 7/1/18	400,000	478,812
		4,258,757
Special Tax Revenue Bonds – 4.20%
@ Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22	415,000	385,087
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,409,209

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minnesota 911 Revenue (Public Safety Radio
Communication System Project) (continued)
4.25% 6/1/18 (ASSURED GTY)	$1,170,000	$1,305,334
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,042,470
Puerto Rico Sales Tax Financing Revenue
First Subordinate Un-Refunded Balance
Series A 6.125% 8/1/29	245,000	249,121
		4,391,221
State General Obligation Bonds – 4.32%
Minnesota
5.00% 8/1/15	2,000,000	2,176,200
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	463,116
(Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,167,790
Series D 4.00% 8/1/17	645,000	715,492
		4,522,598
Transportation Revenue Bonds – 4.94%
Minneapolis-St. Paul Metropolitan Airports
Commission Revenue
Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,394,958
Subordinate
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,082,810
Series B 5.00% 1/1/26	710,000	761,432
Series C 5.00% 1/1/21	275,000	307,860
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,064,060
St. Paul Port Authority Revenue (Freeman Office Building)
Series 2 5.00% 12/1/23	500,000	559,920
		5,171,040
Water & Sewer Revenue Bond – 1.38%
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,439,666
		1,439,666
Total Municipal Bonds (cost $101,938,652)		103,157,758

	Number of shares
Short-Term Investments – 0.73%
Money Market Instrument – 0.54%
Minnesota Municipal Cash Trust	569,673	569,673
		569,673

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Short-Term Investments (continued)
¤Variable Rate Demand Note – 0.19%
Minneapolis-St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Allina Health System) Series B-2 0.05% 11/15/35
(LOC-JPMorgan Bank N.A.)	$200,000	$200,000
		200,000
Total Short-Term Investments (cost $769,673)		769,673

Total Value of Securities – 99.31%
(cost $102,708,325)		103,927,431
Receivables and Other Assets
Net of Liabilities – 0.69%		720,821
Net Assets – 100.00%		$104,648,252

•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 “Notes to financial statements.”

@	Illiquid security. At Aug. 31, 2013, the aggregate value of illiquid securities was $385,087, which represented 0.37% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
HUD — Housing and Urban Development Section 8
LOC — Letter of Credit

See accompanying notes, which are an integral part of the financial statements.

Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 98.64%
Corporate-Backed Revenue Bonds – 3.92%
Cloquet Pollution Control Revenue (Potlatch Project)
5.90% 10/1/26	$2,700,000	$2,677,292
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,584,713
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	2,365,000	1,845,717
		6,107,722
Education Revenue Bonds – 11.43%
Baytown Township Lease Revenue (St. Croix Preparatory
Academy) Series A 7.00% 8/1/38	500,000	510,975
Duluth Housing & Redevelopment Authority Revenue
(Public Schools Academy) Series A 5.875% 11/1/40	1,000,000	953,680
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	703,563
Series 6-J1 5.00% 5/1/36	1,000,000	899,730
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,472,625
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	934,220
(St. Catherine University) Series 7-Q
5.00% 10/1/25	325,000	337,366
5.00% 10/1/26	280,000	284,278
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	823,911
(St. Olaf College) Series 6-O
4.50% 10/1/32	1,000,000	968,810
5.00% 10/1/22	1,000,000	1,107,770
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	720,683
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,636,531
Series 7-A 5.00% 10/1/39	1,000,000	1,013,570
Series 7-U
4.00% 4/1/25	1,150,000	1,148,413
4.00% 4/1/27	500,000	481,430
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue (Nova Classical Academy)
Series A 6.625% 9/1/42	1,500,000	1,560,105

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Lease
Revenue (St. Paul Conservatory for
Performing Artists) Series A 4.625% 3/1/43	$1,000,000	$785,650
University of Minnesota Series A
4.00% 2/1/38	415,000	386,763
5.125% 4/1/34	1,000,000	1,061,280
		17,791,353
Electric Revenue Bonds – 5.58%
Chaska Electric Revenue (Generating Facilities)
Series A 5.25% 10/1/25	1,000,000	1,081,020
Hutchinson Utilities Commission Revenue Series A
5.00% 12/1/22	490,000	548,594
5.00% 12/1/26	360,000	384,048
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,786,520
Northern Municipal Power Agency Electric System
Revenue Series A 5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,136,910
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40	1,665,000	1,166,349
Western Minnesota Municipal Power Agency
Series A 5.00% 1/1/29	1,500,000	1,584,690
		8,688,131
Healthcare Revenue Bonds – 39.72%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	704,606
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,566,642
Anoka Housing & Redevelopment Authority
Revenue (Fridley Medical Center Project)
Series A 6.875% 5/1/40	1,000,000	1,021,000
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	968,150
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,002,400
Cloquet Housing Facilities (HADC Cloquet Project)
Series A 5.00% 8/1/48	850,000	700,205

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project) Series A
5.00% 4/1/38	$200,000	$165,536
5.00% 4/1/40	190,000	154,763
5.00% 4/1/48	300,000	237,456
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	500,000	481,075
6.00% 6/15/39	1,000,000	966,830
Glencoe Health Care Facilities Revenue (Glencoe
Regional Health Services Project) 4.00% 4/1/31	1,000,000	860,160
Mahtomedi Senior Housing Revenue
(St. Andrew’s Village Project) 5.75% 12/1/40	1,000,000	932,370
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,194,258
5.25% 5/1/37	1,000,000	952,440
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	2,000,000	2,312,600
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	286,260
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	2,891,490
Minneapolis-St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Health Partners Obligation Group Project)
6.00% 12/1/17	525,000	532,082
Minnesota Agricultural & Economic Development Board
Revenue (Benedictine Health Systems) 5.75% 2/1/29	1,000,000	959,500
Moorhead Economic Development Authority Multifamily
Housing Revenue (Eventide Lutheran Home Project)
Series A 5.15% 6/1/29	550,000	492,861
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/31	1,000,000	968,380
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,492,290
Oakdale Senior Housing (Oak Meadows Project)
5.00% 4/1/34	500,000	434,925

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	$400,000	$399,644
6.00% 4/1/41	1,250,000	1,228,425
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A
6.875% 12/1/29	1,000,000	1,035,370
7.375% 12/1/41	375,000	392,321
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	3,005,000	2,610,293
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	387,352
5.00% 7/1/27	245,000	255,726
5.00% 7/1/28	225,000	232,313
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A
5.25% 9/1/22	1,080,000	1,055,786
6.25% 9/1/36	925,000	936,063
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	701,638
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	958,880
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,546,965
Series A 5.125% 5/1/30	3,125,000	3,236,250
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	3,830,000	3,943,292
Series C 5.50% 7/1/23	1,000,000	1,058,100
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	2,126,575
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	1,003,280

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/25	$1,000,000	$1,028,730
6.00% 11/15/30	1,000,000	1,015,870
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	770,000	768,907
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,328,142
5.15% 11/1/42	775,000	627,649
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue (Marion Center Project)
Series A 5.375% 5/1/43	1,000,000	903,880
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,011,740
5.00% 6/1/35	1,000,000	946,030
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,674,383
Washington County Housing & Redevelopment Authority
Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,000,000	895,290
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community) Series A
5.50% 11/1/32	260,000	255,447
5.75% 11/1/39	590,000	584,430
6.00% 5/1/47	920,000	921,398
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,488,660
		61,837,108
Housing Revenue Bonds – 9.02%
Chaska Multifamily Housing Revenue
(West Suburban Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	911,880

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project)
Series A 7.25% 11/1/29	$1,975,000	$1,976,047
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	995,000	995,070
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	480,000	480,384
Minneapolis-St. Paul Housing Finance Board Mortgage-
Backed Securities Program (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	201,776	196,943
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	585,170
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,196,460
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	780,000	768,456
Series I 4.85% 7/1/38 (AMT)	930,000	901,217
Series L 5.10% 7/1/38 (AMT)	1,315,000	1,380,224
Series M 4.875% 7/1/37 (AMT)	2,395,000	2,308,180
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue (Shelby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	750,113
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	595,838
		14,045,982
Lease Revenue Bonds – 3.51%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34	595,000	607,043
Minnesota General Fund Revenue Appropriations Series B
4.00% 3/1/26	400,000	405,240
5.00% 3/1/29	1,500,000	1,590,570
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,858,941
		5,461,794
Local General Obligation Bonds – 8.91%
Chaska Independent School District #112
(School Building) Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,012,610

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Farmington Independent School District #192
(School Building) Series B 5.00% 2/1/27 (AGM)	$1,000,000	$1,040,660
Foley Independent School District #51 (School Building)
Series A 5.00% 2/1/21	1,105,000	1,209,135
Hopkins Independent School District #270
(Alternative Facilities) 5.00% 2/1/26 (NATL-RE)	1,055,000	1,116,876
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	500,000	526,885
Series C 5.00% 3/1/28	1,000,000	1,096,070
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,536,960
Moorhead Improvement
Series B 5.00% 2/1/33 (NATL-RE)	750,000	763,913
South Washington County Independent School
District #833 (School Building) Series A
4.75% 2/1/27	1,500,000	1,537,725
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	610,000	624,317
5.125% 12/1/24	205,000	208,376
5.25% 12/1/26	1,540,000	1,562,761
White Bear Lake Independent School District #624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,632,075
		13,868,363
§Pre-Refunded Bonds – 1.74%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	405,000	413,197
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/20-16	1,150,000	1,285,424
St. Paul Port Authority Lease Revenue
(Robert Street Office Building Project) Series 3-11
5.00% 12/1/27- 13	1,000,000	1,012,240
		2,710,861
Special Tax Revenue Bonds – 7.73%
Hennepin County Sales Tax Revenue
(First Lien-Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,125,530

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Hennepin County Sales Tax Revenue (continued)
(Second Lien-Ballpark Project) Series B
5.00% 12/15/20	$1,500,000	$1,703,594
5.00% 12/15/24	1,000,000	1,125,530
Minneapolis Development Revenue (Limited Tax
Supported Common Bond Fund) Series 2-A
5.00% 6/1/28 (AMT)	1,170,000	1,154,299
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	648,960
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	452,740
Minnesota 911 Revenue (Public Safety Radio
Commission System Project)
5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,094,890
Puerto Rico Sales Tax Financing Revenue
First Subordinate
Series A 5.375% 8/1/39	750,000	608,153
Series A 5.75% 8/1/37	790,000	679,345
Series C 5.00% 8/1/46	1,750,000	1,430,939
St. Paul Port Authority (Limited Tax-Brownsfields
Redevelopment) Series 2 5.00% 3/1/37	1,000,000	1,000,950
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	1,018,620
		12,043,550
State General Obligation Bonds – 1.91%
Minnesota Series A
5.00% 10/1/24	1,000,000	1,125,880
5.00% 10/1/27	1,000,000	1,095,600
(Various Purposes) 4.00% 8/1/27	750,000	758,880
		2,980,360
Transportation Revenue Bonds – 3.59%
Minneapolis-St. Paul Metropolitan Airports
Commission Revenue
5.00% 1/1/21	1,000,000	1,136,420
5.00% 1/1/22	2,000,000	2,237,800
Subordinate Series B 5.00% 1/1/29	2,130,000	2,213,730
		5,587,950

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bond – 1.58%
Metropolitan Council Waste Water Treatment Series E
5.00% 9/1/21	$2,100,000	$2,465,316
		2,465,316
Total Municipal Bonds (cost $157,089,337)		153,588,490

	Number of shares
Short-Term Investments – 0.26%
Money Market Instrument – 0.10%
Minnesota Municipal Cash Trust	153,126	153,126
		153,126

	Principal amount
¤Variable Rate Demand Note – 0.16%
Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Allina Health System) Series B-2 0.05% 11/15/35
(LOC-JPMorgan Chase Bank N.A.)	$250,000	250,000
		250,000
Total Short-Term Investments (cost $403,126)		403,126

Total Value of Securities – 98.90%
(cost $157,492,463)		153,991,616
Receivables and Other Assets
Net of Liabilities – 1.10%		1,710,568
Net Assets – 100.00%		$155,702,184

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

@	Illiquid security. At Aug. 31, 2013, the aggregate value of illiquid securities was $2,323,343, which represented 1.49% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

August 31, 2013

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Assets:
Investments, at value	$576,880,751	$103,157,758	$153,588,490
Short-term investments, at value	—	769,673	403,126
Cash	541,209	—	—
Interest receivable	8,229,872	1,183,218	2,259,627
Receivable for fund shares sold	521,763	36,306	149,551
Receivable for securities sold	72,909	—	13,888
Total assets	586,246,504	105,146,955	156,414,682

Liabilities:
Bank overdraft	—	238,665	129,848
Payable for fund shares redeemed	601,387	55,943	247,445
Income distributions payable	519,332	78,123	143,820
Investment management fees payable	253,180	37,252	55,517
Distribution fees payable	154,557	24,228	56,666
Trustees’ fees payable	3,561	641	964
Other affiliates payable	19,157	3,461	5,776
Other accrued expenses	34,430	60,390	72,462
Total liabilities	1,585,604	498,703	712,498

Total Net Assets	$584,660,900	$104,648,252	$155,702,184

Investments, at cost	$575,873,259	$101,938,652	$157,089,337
Short-term investments, at cost	—	769,673	403,126

Net Assets Consist of:
Paid-in capital	$582,112,900	$103,339,101	$162,379,905
Undistributed (distributions in excess of)
net investment income	(179,083)	2,522	—
Undistributed (accumulated)
net realized gain (loss) on investments	1,719,591	87,523	(3,176,874)
Net unrealized appreciation (depreciation)
of investments	1,007,492	1,219,106	(3,500,847)
Total Net Assets	$584,660,900	$104,648,252	$155,702,184

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Asset Value

Class A
Net assets	$540,533,225	$90,110,503	$121,231,538
Shares of beneficial interest outstanding,
unlimited authorization, no par	45,163,544	8,312,452	11,825,399
Net asset value per share	$11.97	$10.84	$10.25
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset
value per share/(1-sales charge)	$12.53	$11.15	$10.73

Class B
Net assets	$1,142,887	$—	$1,330,222
Shares of beneficial interest outstanding,
unlimited authorization, no par	95,419	—	129,569
Net asset value and offering price per share,
equal to net asset value per
share/(1-sales charge)	$11.98	$—	$10.27

Class C
Net assets	$42,984,788	$14,537,749	$33,140,424
Shares of beneficial interest outstanding,
unlimited authorization, no par	3,580,099	1,338,245	3,226,346
Net asset value and offering price per share,
equal to net asset value per
share/(1-sales charge)	$12.01	$10.86	$10.27

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year Ended August 31, 2013

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$27,467,829	$4,296,673	$7,565,585

Expenses:
Management fees	3,389,670	576,222	918,627
Distribution expenses – Class A	1,451,960	247,666	323,801
Distribution expenses – Class B	16,752	696	16,236
Distribution expenses – Class C	456,270	161,056	358,412
Dividend disbursing and transfer agent fees
and expenses	465,619	97,905	138,393
Accounting and administration expenses	243,571	44,703	64,786
Registration fees	62,997	22,617	12,347
Legal fees	54,583	11,022	14,302
Reports and statements to shareholders	40,823	11,565	12,262
Audit and tax	38,572	38,794	39,068
Trustees’ fees	29,249	5,539	7,933
Pricing fees	20,264	11,976	15,052
Custodian fees	12,151	2,439	3,605
Insurance	11,328	2,062	2,863
Consulting fees	5,905	1,092	1,578
Dues and services	4,644	2,051	1,513
Trustees’ expenses	2,211	409	579
	6,306,569	1,237,814	1,931,357
Less fees waived	(295,691)	(33,171)	(163,021)
Less waived distribution expenses – Class A	—	(99,066)	—
Less waived distribution expenses – Class B	(4,339)	—	—
Less expense paid indirectly	(346)	(71)	(111)
Total operating expenses	6,006,193	1,105,506	1,768,225
Net Investment Income	21,461,636	3,191,167	5,797,360

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	$2,145,694	$214,983	$133,909
Net change in unrealized appreciation
(depreciation) of investments	(50,707,918)	(7,031,138)	(13,202,802)
Net Realized and Unrealized Loss	(48,562,224)	(6,816,155)	(13,068,893)

Net Decrease in Net Assets Resulting
from Operations	$(27,100,588)	$(3,624,988)	$(7,271,533)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$21,461,636	$22,407,663
Net realized gain	2,145,694	3,795,510
Net change in unrealized appreciation (depreciation)	(50,707,918)	26,931,845
Net increase (decrease) in net assets resulting from operations	(27,100,588)	53,135,018

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(20,186,778)	(21,261,629)
Class B	(50,134)	(83,053)
Class C	(1,242,809)	(1,131,487)

Net realized gain:
Class A	(3,872,930)	(4,685,181)
Class B	(13,102)	(27,936)
Class C	(297,920)	(298,043)
	(25,663,673)	(27,487,329)

Capital Share Transactions:
Proceeds from shares sold:
Class A	63,022,699	39,518,270
Class B	—	550
Class C	13,072,102	8,153,603

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	19,692,497	19,125,817
Class B	49,256	84,436
Class C	1,385,823	1,250,679
	97,222,377	68,133,355

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(70,545,571)	$(43,720,146)
Class B	(900,873)	(1,780,758)
Class C	(8,894,656)	(4,028,713)
	(80,341,100)	(49,529,617)
Increase in net assets derived from
capital share transactions	16,881,277	18,603,738
Net Increase (Decrease) in Net Assets	(35,882,984)	44,251,427

Net Assets:
Beginning of year	620,543,884	576,292,457
End of year	$584,660,900	$620,543,884

Distributions in excess of net investment income	$(179,083)	$(150,996)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,191,167	$3,248,656
Net realized gain	214,983	736,277
Net change in unrealized appreciation (depreciation)	(7,031,138)	3,068,062
Net increase (decrease) in net assets resulting from operations	(3,624,988)	7,052,995

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,861,355)	(2,916,637)
Class B	(1,380)	(2,974)
Class C	(328,444)	(332,568)

Net realized gain:
Class A	(129,475)	—
Class B	(165)	—
Class C	(21,049)	—
	(3,341,868)	(3,252,179)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,706,590	15,579,059
Class C	2,367,119	3,942,041

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,601,208	2,210,168
Class B1	1,545	2,974
Class C	321,602	283,219
	18,998,064	22,017,461

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(17,238,576)	$(11,973,276)
Class B1	(127,300)	(15,778)
Class C	(3,386,183)	(2,468,234)
	(20,752,059)	(14,457,288)
Increase (decrease) in net assets derived from
capital share transactions	(1,753,995)	7,560,173
Net Increase (Decrease) in Net Assets	(8,720,851)	11,360,989

Net Assets:
Beginning of year	113,369,103	102,008,114
End of year	$104,648,252	$113,369,103

Undistributed net investment income	$2,522	$2,522

1 Class B was fully liquidated on May 31, 2013.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,797,360	$5,503,371
Net realized gain (loss)	133,909	(37,455)
Net change in unrealized appreciation (depreciation)	(13,202,802)	8,052,212
Net increase (decrease) in net assets resulting from operations	(7,271,533)	13,518,128

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,698,827)	(4,569,906)
Class B	(46,735)	(72,794)
Class C	(1,031,373)	(935,918)
	(5,776,935)	(5,578,618)

Capital Share Transactions:
Proceeds from shares sold:
Class A	26,920,043	20,963,432
Class B	28,000	190
Class C	7,275,100	7,092,669

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,752,121	3,294,287
Class B	43,518	66,747
Class C	907,936	784,031
	38,926,718	32,201,356

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(24,054,167)	$(14,616,517)
Class B	(556,617)	(1,154,495)
Class C	(5,642,646)	(2,732,207)
	(30,253,430)	(18,503,219)
Increase in net assets derived from
capital share transactions	8,673,288	13,698,137
Net Increase (Decrease) in Net Assets	(4,375,180)	21,637,647

Net Assets:
Beginning of year	160,077,364	138,439,717
End of year (there was no undistributed income at
either year end.)	$155,702,184	$160,077,364

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[2]
Ratio of expenses to average net assets prior to fees waived[2]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[2] Ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$13.030	$12.480	$12.730	$12.180	$12.120

0.445	0.487	0.492	0.484	0.474
(0.973)	0.660	(0.198)	0.550	0.107
(0.528)	1.147	0.294	1.034	0.581

(0.445)	(0.488)	(0.492)	(0.484)	(0.473)
(0.087)	(0.109)	(0.052)	—	(0.048)
(0.532)	(0.597)	(0.544)	(0.484)	(0.521)

$11.970	$13.030	$12.480	$12.730	$12.180

(4.24% )	9.41%	2.50%	8.66%	5.04%

$540,533	$577,061	$538,170	$586,651	$559,393
0.90%	0.90%	0.91%	0.93%	0.93%
0.95%	0.92%	0.93%	0.93%	0.95%
3.47%	3.81%	4.02%	3.89%	4.03%
3.42%	3.79%	4.00%	3.89%	4.01%
16%	16%	12%	20%	20%

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[2]
Ratio of expenses to average net assets prior to fees waived[2]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[2] Ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$13.040	$12.490	$12.740	$12.190	$12.130

0.387	0.391	0.400	0.391	0.386
(0.973)	0.660	(0.197)	0.550	0.107
(0.586)	1.051	0.203	0.941	0.493

(0.387)	(0.392)	(0.401)	(0.391)	(0.385)
(0.087)	(0.109)	(0.052)	—	(0.048)
(0.474)	(0.501)	(0.453)	(0.391)	(0.433)

$11.980	$13.040	$12.490	$12.740	$12.190

(4.66% )	8.59%	1.74%	7.85%	4.26%

$1,143	$2,115	$3,697	$7,234	$9,506
1.39%	1.65%	1.66%	1.68%	1.68%
1.70%	1.67%	1.68%	1.68%	1.70%
2.98%	3.06%	3.27%	3.14%	3.28%
2.67%	3.04%	3.25%	3.14%	3.26%
16%	16%	12%	20%	20%

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[2]
Ratio of expenses to average net assets prior to fees waived[2]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[2] Ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$13.070	$12.520	$12.780	$12.220	$12.160

0.350	0.392	0.401	0.392	0.386
(0.973)	0.660	(0.207)	0.560	0.107
(0.623)	1.052	0.194	0.952	0.493

(0.350)	(0.393)	(0.402)	(0.392)	(0.385)
(0.087)	(0.109)	(0.052)	—	(0.048)
(0.437)	(0.502)	(0.454)	(0.392)	(0.433)

$12.010	$13.070	$12.520	$12.780	$12.220

(4.93% )	8.58%	1.66%	7.91%	4.25%

$42,985	$41,368	$34,425	$38,981	$34,174
1.65%	1.65%	1.66%	1.68%	1.68%
1.70%	1.67%	1.68%	1.68%	1.70%
2.72%	3.06%	3.27%	3.14%	3.28%
2.67%	3.04%	3.25%	3.14%	3.26%
16%	16%	12%	20%	20%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.530	$11.130	$11.290	$10.820	$10.720

0.330	0.355	0.375	0.376	0.384
(0.675)	0.400	(0.160)	0.469	0.100
(0.345)	0.755	0.215	0.845	0.484

(0.330)	(0.355)	(0.375)	(0.375)	(0.384)
(0.015)	—	—	—	—
(0.345)	(0.355)	(0.375)	(0.375)	(0.384)

$10.840	$11.530	$11.130	$11.290	$10.820

(3.09% )	6.88%	2.02%	7.96%	4.67%

$90,110	$97,032	$87,924	$96,568	$78,021
0.84%	0.84%	0.84%	0.82%	0.75%
0.97%	0.94%	0.95%	0.96%	0.97%
2.89%	3.12%	3.43%	3.42%	3.62%
2.76%	3.02%	3.32%	3.28%	3.40%
17%	21%	24%	22%	12%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.560	$11.160	$11.320	$10.840	$10.740

0.233	0.259	0.283	0.283	0.295
(0.685)	0.400	(0.160)	0.479	0.100
(0.452)	0.659	0.123	0.762	0.395

(0.233)	(0.259)	(0.283)	(0.282)	(0.295)
(0.015)	—	—	—	—
(0.248)	(0.259)	(0.283)	(0.282)	(0.295)

$10.860	$11.560	$11.160	$11.320	$10.840

(3.99% )	5.96%	1.16%	7.14%	3.78%

$14,538	$16,210	$13,949	$14,649	$11,276
1.69%	1.69%	1.69%	1.67%	1.60%
1.72%	1.69%	1.70%	1.71%	1.72%
2.04%	2.27%	2.58%	2.57%	2.77%
2.01%	2.27%	2.57%	2.53%	2.65%
17%	21%	24%	22%	12%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.080	$10.490	$10.710	$9.910	$10.000

0.399	0.420	0.430	0.415	0.422
(0.831)	0.596	(0.222)	0.798	(0.091)
(0.432)	1.016	0.208	1.213	0.331

(0.398)	(0.426)	(0.428)	(0.413)	(0.421)
(0.398)	(0.426)	(0.428)	(0.413)	(0.421)

$10.250	$11.080	$10.490	$10.710	$9.910

(4.06% )	9.86%	2.12%	12.46%	3.63%

$121,232	$124,717	$108,830	$119,038	$107,951
0.89%	0.89%	0.91%	0.93%	0.89%
0.99%	0.97%	0.98%	0.98%	0.97%
3.64%	3.89%	4.20%	4.02%	4.49%
3.54%	3.81%	4.13%	3.97%	4.41%
14%	13%	5%	11%	12%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.090	$10.510	$10.720	$9.920	$10.010

0.318	0.340	0.354	0.338	0.352
(0.822)	0.586	(0.212)	0.798	(0.091)
(0.504)	0.926	0.142	1.136	0.261

(0.316)	(0.346)	(0.352)	(0.336)	(0.351)
(0.316)	(0.346)	(0.352)	(0.336)	(0.351)

$10.270	$11.090	$10.510	$10.720	$9.920

(4.68% )	8.93%	1.46%	11.62%	2.86%

$1,330	$1,928	$2,892	$4,130	$4,995
1.64%	1.64%	1.66%	1.68%	1.64%
1.74%	1.72%	1.73%	1.73%	1.72%
2.89%	3.14%	3.45%	3.27%	3.74%
2.79%	3.06%	3.38%	3.22%	3.66%
14%	13%	5%	11%	12%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.100	$10.510	$10.730	$9.930	$10.020

0.318	0.340	0.354	0.338	0.352
(0.832)	0.596	(0.222)	0.798	(0.091)
(0.514)	0.936	0.132	1.136	0.261

(0.316)	(0.346)	(0.352)	(0.336)	(0.351)
(0.316)	(0.346)	(0.352)	(0.336)	(0.351)

$10.270	$11.100	$10.510	$10.730	$9.930

(4.77% )	9.03%	1.36%	11.61%	2.85%

$33,140	$33,432	$26,718	$28,727	$24,740
1.64%	1.64%	1.66%	1.68%	1.64%
1.74%	1.72%	1.73%	1.73%	1.72%
2.89%	3.14%	3.45%	3.27%	3.74%
2.79%	3.06%	3.38%	3.22%	3.66%
14%	13%	5%	11%	12%

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds	August 31, 2013

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and declined from 2.00% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Delaware Tax-Free Minnesota Intermediate Fund’s Class B shares were completely liquidated on May 31, 2013.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund’s evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from a Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, a Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by a Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the year ended Aug. 31, 2013.

Other — Expenses directly attributable to each Fund are charged directly to each Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended Aug. 31, 2013.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended Aug. 31, 2013, each Fund earned the following amounts under this agreement:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$346	$71	$111

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages of each Fund’s average daily net assets from Dec. 28, 2012 through Dec. 27, 2013. The contractual waivers did not change from prior fiscal year end. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursements may only be terminated by agreement of DMC and each Fund.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation as a
percentage of average daily net
assets (per annum)	0.65%	0.69%	0.64%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended Aug. 31, 2013, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$30,459	$5,591	$8,101

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC is also the transfer agent and dividend disbursing agent of the Funds. Each Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid directly by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares. Effective April 1, 2013, DDLP has contracted to waive Delaware Tax-Free Minnesota Fund’s Class B shares 12b-1 fees through March 31, 2014 to 0.25% of average daily net assets. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fees from Dec. 28, 2012 through Dec. 27, 2013 to 0.15% of average daily net assets. The contractual waiver for Delaware Tax-Free Intermediate Fund did not change from prior fiscal year end.

As provided in the investment management agreement, each Fund bears the cost of certain legal services, including internal legal services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended Aug. 31, 2013, each Fund was charged for internal legal services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$18,503	$3,390	$4,916

For the year ended Aug. 31, 2013, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$93,127	$12,393	$29,222

For the year ended Aug. 31, 2013, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$338	$0	$0
Class B	168	0	10
Class C	2,670	402	462

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended Aug. 31, 2013, each Fund made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$106,379,237	$19,262,265	$31,474,950
Sales	97,874,579	22,013,871	23,506,080

At Aug. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$575,760,136	$102,708,389	$157,380,385
Aggregate unrealized appreciation	$19,691,058	$3,523,672	$3,737,165
Aggregate unrealized depreciation	(18,570,443)	(2,304,630)	(7,125,934)
Net unrealized appreciation (depreciation)	$1,120,615	$1,219,042	$(3,388,769)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of the each Fund’s investments by fair value hierarchy levels as of Aug. 31, 2013:

	Delaware Tax-Free Minnesota Fund
	Level 2
Municipal Bonds	$576,880,751

	Delaware Tax-Free Minnesota Intermediate Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$103,157,758	$103,157,758
Short-Term Investments[1]	569,673	200,000	769,673
Total	$569,673	$103,357,758	$103,927,431

	Delaware Minnesota High-Yield Municipal Bond Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$153,588,490	$153,588,490
Short-Term Investments[1]	153,126	250,000	403,126
Total	$153,126	$153,838,490	$153,991,616

1Security type is valued across multiple levels. Level 1 investments represent exchange traded investments while Level 2 investments represent matrix priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages for each Fund:

	Delaware Tax-Free	Delaware Minnesota
	Minnesota	High-Yield Municipal
Short-Term Investments	Intermediate Fund	Bond Fund
Level 1	74.01%	37.98%
Level 2	25.99%	62.02%
Total	100.00%	100.00%

During the year ended Aug. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Aug. 31, 2013 and 2012 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Year Ended 8/31/13
Ordinary income	$599,882	$—	$—
Tax-exempt income	21,456,177	3,191,179	5,776,935
Long-term capital gains	3,607,614	150,689	—
Total	$25,663,673	$3,341,868	$5,776,935

Year Ended 8/31/12
Ordinary income	$99,433	$3,837	$83,396
Tax-exempt income	22,376,736	3,248,342	5,495,222
Long-term capital gain	5,011,160	—	—
Total	$27,487,329	$3,252,179	$5,578,618

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis

As of Aug. 31, 2013, the components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$582,112,900	$103,339,101	$162,379,905
Distributions payable	(519,332)	(78,123)	(143,820)
Undistributed tax-exempt income	340,249	80,645	143,820
Undistributed long-term capital gain	1,606,468	87,587	—
Capital loss carryforwards	—	—	(3,058,473)
Qualified late year losses	—	—	(230,479)
Unrealized appreciation (depreciation)	1,120,615	1,219,042	(3,388,769)
Net assets	$584,660,900	$104,648,252	$155,702,184

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and distributions payable.

Qualified late year losses represent losses realized on investment transactions from Nov. 1, 2012 through Aug. 31, 2013 that, in accordance with federal income tax regulations, each Fund may elect to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended Aug. 31, 2013, each Fund recorded the following reclassifications:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Undistributed net investment income	$(10,002)	$12	$(20,425)
Accumulated net realized gain (loss)	10,002	(12)	20,425

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At Aug. 31, 2013, Delaware Minnesota High-Yield Municipal Bond Fund utilized $346,155 of capital loss carryforward. Capital loss carryforwards remaining at Aug. 31, 2013 will expire as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield
Year of Expiration	Minnesota Fund	Intermediate Fund	Municipal Bond Fund
2017	$—	$—	$83,961
2018	—	—	2,974,512
Total	$—	$—	$3,058,473

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Year Ended		Year Ended		Year Ended
	8/31/13	8/31/12	8/31/13	8/31/12	8/31/13	8/31/12
Shares sold:
Class A	4,933,586	3,091,804	1,195,316	1,383,234	2,446,076	1,931,325
Class B*	—	36	—	—	2,511	18
Class C	1,005,884	632,910	205,682	345,207	654,674	651,422

Shares issued upon reinvestment of dividends and distributions:
Class A	1,537,395	1,504,779	228,479	194,658	343,443	304,071
Class B*	3,832	6,665	139	262	3,969	6,170
Class C	107,825	98,132	28,169	24,905	82,979	72,228
	7,588,522	5,334,326	1,657,785	1,948,266	3,533,652	2,965,234

Shares redeemed:
Class A	(5,605,922)	(3,426,551)	(1,524,093)	(1,061,511)	(2,221,602)	(1,349,135)
Class B*	(70,605)	(140,567)	(11,086)	(1,396)	(50,674)	(107,644)
Class C	(699,199)	(315,576)	(298,126)	(217,764)	(523,144)	(253,002)
	(6,375,726)	(3,882,694)	(1,833,305)	(1,280,671)	(2,795,420)	(1,709,781)
Net increase (decrease)	1,212,796	1,451,632	(175,520)	667,595	738,232	1,255,453

*Delaware Tax-Free Minnesota Intermediate Fund’s Class B was fully liquidated on May 31, 2013.

For the years ended Aug. 31, 2013 and 2012, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the statements of changes in net assets.

	Year Ended			Year Ended
	8/31/13			8/31/12
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Minnesota Fund	32,546	32,612	$417,886	100,968	101,119	$1,278,778
Delaware Tax-Free Minnesota
Intermediate Fund	—	—	—	132	133	1,499
Delaware Minnesota High-Yield
Municipal Bond Fund	9,252	9,271	101,850	30,819	30,882	330,849

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, each Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. Each Fund had no amounts outstanding as of Aug. 31, 2013 or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by each Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. Each Fund typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, that Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. Each Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund’s exposure to a specific segment of the yield curve. At Aug 31, 2013, and during the year then ended, each Fund held no investments in inverse floaters.

9. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the state, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Aug. 31, 2013, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the schedules of investments.

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
11.59%	12.45%	8.36%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Each Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

9. Geographic, Credit, and Market Risks (continued)

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of Aug. 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedules of investments.

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Effective Oct. 1, 2013, DDLP has contracted to waive Delaware Minnesota High-Yield Municipal Bond Fund’s Class B shares 12b-1 fees through Sept. 30, 2014 to 0.25% of average daily net assets.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2013, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Tax Free Funds, Voyageur Intermediate Tax Free Funds and Voyageur Mutual Funds and the Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ended August 31, 2009 were audited by other independent accountants whose report dated October 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2013

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Aug. 31, 2013, each Fund designates distributions paid during the year as follows:

	(A)	(B)	(C)
	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gain	Total
	Distributions	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free Minnesota Fund	2.34%	83.60%	14.06%	100.00%
Delaware Tax-Free Minnesota
Intermediate Fund	—	95.49%	4.51%	100.00%
Delaware Minnesota High-Yield
Municipal Bond Fund	—	100.00%	—	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

Board Consideration of Delaware Minnesota High-Yield Municipal Bond, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund Investment Advisory Agreements

At a meeting held on August 20-22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper,

Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to each Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first,

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Board Consideration of Delaware Minnesota High-Yield Municipal Bond, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund Investment Advisory Agreements (continued)

and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2013. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Minnesota High-Yield Municipal Bond Fund — Lipper currently classifies the Fund as a Minnesota municipal debt fund. However, Management believes that it would be more appropriate to include the Fund in the high yield municipal debt funds category, which would provide a comparison to a representative peer group based on credit quality instead of a peer group based on state of issuance. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes – one consisting of the Fund and all retail and institutional Minnesota municipal debt funds and the other consisting of the Fund and all retail and institutional high yield municipal debt funds. When compared to other Minnesota municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. When compared to other high yield municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the fourth quartile of the Performance Universe and the Fund’s total return for the five- and ten-year periods was in the second quartile and first quartile, respectively, of its Performance Universe. The Board observed that, when compared to other high yield municipal debt funds, the Fund’s shorter-term performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the Fund’s longer-term performance results, which were strong. On balance, the Board was satisfied with performance.

Delaware Tax-Free Minnesota Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-year and five-periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the ten-year period was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Minnesota Intermediate Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional other state intermediate municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Minnesota High-Yield Municipal Bond Fund — When compared to other Minnesota municipal debt funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of the Expense Group. When compared to other high yield municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of the Expense. The Board noted that, when compared to other Minnesota municipal debt funds, the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2013 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the highest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2013 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Board Consideration of Delaware Minnesota High-Yield Municipal Bond, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund Investment Advisory Agreements (continued)

Delaware Tax-Free Minnesota Intermediate Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. The Board also noted that the Delaware Tax-Free Minnesota Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders. Although the Delaware Minnesota High-Yield Municipal Bond Fund and Delaware Tax-Free Minnesota Intermediate Fund have not reached a size at which they can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Funds grow, economies of scale may be shared.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)
Managing Director	70	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.
David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Thomas L. Bennett1
Joseph Chow
John A. Fry
Frances A. Sevilla-Sacasa
Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $29,935 for the fiscal year ended August 31, 2013.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $25,700 for the fiscal year ended August 31, 2012.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2013.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $565,000 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $4,000 for the fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,050 for the fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2013.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2012.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $8,891,311 and $10,092,966 for the registrant’s fiscal years ended August 31, 2013 and August 31, 2012, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR TAX FREE FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 6, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 6, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 6, 2013